Equity - Schedule of Stock-Based Awards Outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	201,568
Weighted average remaining contractual life (years), Outstanding	4 years 9 months 18 days
Number of potential Ordinary Shares, Exercisable (in Shares)	59,444
Weighted average remaining contractual life (years), Exercisable	4 years 10 months 24 days
$0.07-$29.05 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	199,325
Weighted average remaining contractual life (years), Outstanding	4 years 8 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares)	57,201
Weighted average remaining contractual life (years), Exercisable	4 years 9 months 18 days
$1,400-$2,149 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	1,209
Weighted average remaining contractual life (years), Outstanding	6 years 2 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares)	1,209
Weighted average remaining contractual life (years), Exercisable	6 years 2 months 12 days
$3,500 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 3,500
Number of potential Ordinary Shares, Outstanding (in Shares)	177
Weighted average remaining contractual life (years), Outstanding	2 years 6 months
Number of potential Ordinary Shares, Exercisable (in Shares)	177
Weighted average remaining contractual life (years), Exercisable	2 years 6 months
$4,322;$6,485;$8,648 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 6,485
Number of potential Ordinary Shares, Outstanding (in Shares)	857
Weighted average remaining contractual life (years), Outstanding	6 years 2 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares)	857
Weighted average remaining contractual life (years), Exercisable	6 years 2 months 12 days
Minimum [Member] | $0.07-$29.05 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 0.07
Minimum [Member] | $1,400-$2,149 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	1,400
Minimum [Member] | $4,322;$6,485;$8,648 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	4,322
Maximum [Member] | $0.07-$29.05 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	29.05
Maximum [Member] | $1,400-$2,149 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	2,149
Maximum [Member] | $4,322;$6,485;$8,648 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 8,648